Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies [Abstract]
Commitments and Contingencies

24. Commitments and contingencies

a. Contractual commitment

Contractual commitments related to office rental, leases signed for co-location services and server rentals and leasehold improvement and building renovation are presented in the following table:

	Office Rental	Co-location & Server Rental	Leasehold Improvements & Building Renovation	Investment in Venture Capital Fund	Total
	RMB	RMB	RMB	RMB	RMB
2012	55,851,987	32,281,709	-	200,000,000	288,133,696
2013	53,300,290	-	2,027,656	-	55,327,946
2014	46,914,999	-	-	-	46,914,999
2015	46,132,072	-	-	-	46,132,072
2016	28,882,724	-	-	-	28,882,724
Thereafter	65,456,563	-	-	443,500,000	508,956,563

	296,538,635	32,281,709	2,027,656	643,500,000	974,348,000

In September 2011, the Group entered into a definitive agreement to invest up to RMB643.5 million in a venture capital fund over a nine-year period as a limited partner. The venture capital fund will be managed by one or several general partners unrelated to the Group and will be focusing on companies with high-growth potentials in certain technology, media and telecommunications sectors.

The rental expenses including server leasing rental and office rental were approximately RMB83,861,093, RMB112,619,877 and RMB142,073,341 for the years ended December 31, 2009, 2010 and 2011, respectively, and were charged to the statement of operations when incurred.

b. Contingencies

The Group is subject to a variety of claims and suits that arise from time to time in the ordinary course of its business.

On February 2, 2012, a Chinese company unrelated to the Group sought a court order of attachment against the assets of Jiuzhou Tianyuan with an aggregate value of RMB500,000 in connection with a purported loan dispute case it brought in a local court in Beijing against Jiuzhou Tianyuan. Jiuzhou Tianyuan holds 33.3% equity interest in PW Network, our major variable interest entity, and is owned by two pre-IPO beneficial owners of the Company and Mr. Di He. Since Jiuzhou Tianyuan’s equity interest in PW Network is deemed a material asset of Jiuzhou Tianyuan, such equity interest in PW Network has been subject to a freezing order by the court pending resolution of the case. The Company engaged a PRC counsel to represent the Group’s interests in this case after the Company was made aware of the case. In April 2012, subordinating to the arbitration the Company initiated as referred to in the following, the Company obtained a freezing order from the First Intermediate People’s Court in Beijing against any other party’s disposal of the equity interests in PW Network held by Jiuzhou Tianyuan.

On March 20, 2012, Jiuzhou Tianyuan filed a case in the same Beijing local court against PW Network seeking access to financial and other information of PW Network as an equity holder of PW Network, notwithstanding that it has entered into an equity pledge agreement to pledge all its equity interests in PW Network to PW Software. As of the date of this report, the Company has provided a written notice to Jiuzhou Tianyuan to exercise call option and have one of the Group’s variable interest entities to purchase the 33.3% equity interests in PW Network held by Jiuzhou Tianyuan pursuant to the call option agreement entered into by and among PW Software, PW Network and its two equity holders in April 2007. In addition, the Company has sought arbitration at the Beijing Arbitration Commission pursuant to the equity pledge agreement entered into by and among PW Software, PW Network and its two equity holders in April 2007 with respect to the Group’s rights and interests in PW Network, including demanding Jiuzhou Tianyuan to complete the registration with the relevant administration for industry and commerce of the equity pledge agreement, which has not been completed yet.

While management currently believes that the validity of each of the VIE agreements should not be affected and resolving these claims against the Group, individually or in aggregate, will not have a material adverse impact on the Group’s ability to 100% consolidate the financial statements of PW Network since the Group can fully exercise effective control over PW Network, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future. Were an unfavorable final outcome to occur, there exists the possibility of a material adverse impact on the Group’s financial position, results of operations or cash flows for the period in which the effect becomes reasonably estimable.

To the Company’s knowledge, a civil case entitled Li Hong v. Perfect World Co., Ltd., et al., Case No. 12-Cv-3741, was filed on May 10, 2012 in the United States District Court for the Southern District of New York against the Company and Mr. Michael Yufeng Chi alleging, among other things, federal securities law violations arising from alleged lack of disclosure relating to the transactions with Zhizhu Network and the sale of the Group’s film and television business to a company majority owned by Mr. Michael Yufeng Chi. The plaintiff is seeking compensatory damages and injunctive relief in the complaint filed in the court. Neither the Company nor Mr. Chi has been served. The Company will vigorously defend itself if the lawsuit is initiated. Because of the inherent uncertainties of this matter, including the early stage and lack of specific damage claims, the Company cannot estimate the range of possible losses from the case.

The Group did not record any legal contingencies as of December 31, 2011.